ACCRUED STOCK PAYABLE (Details) - Schedule of Changes in Accrued Common Stock Payable	9 Months Ended
Sep. 30, 2017 USD ($) shares
Schedule of Changes in Accrued Common Stock Payable [Abstract]
Balance as of | $
Shares as of | shares
Acquisition of Mile High, Value | $	$ 155,000
Acquisition of Mile High, Shares | shares	104,359
Sale of common stock and warrants, Value | $	$ 175,000
Sale of common stock and warrants, Shares | shares	175,000
Balance as of | $	$ 330,000
Shares as of | shares	279,359